Document and Entity Information	Jul. 17, 2023
Cover [Abstract]
Entity Registrant Name	BEACON ROOFING SUPPLY INC
Amendment Flag	false
Entity Central Index Key	0001124941
Document Type	8-K
Document Period End Date	Jul. 17, 2023
Entity Incorporation State Country Code	DE
Entity File Number	000-50924
Entity Tax Identification Number	36-4173371
Entity Address, Address Line One	505 Huntmar Park Drive
Entity Address, Address Line Two	Suite 300
Entity Address, City or Town	Herndon
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20170
City Area Code	(571)
Local Phone Number	323-3939
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.01 par value
Trading Symbol	BECN
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false